AMERICAN PENSION INVESTORS TRUST

FILED VIA EDGAR

June 27, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	American Pension Investors Trust

File No. 811-04262

Ladies and Gentlemen:

On behalf of American Pension Investors Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on June 1, 2018 (accession number 0001398344-18-008448). The purpose of the 497(c) filing was to eliminate the redemption fee for all shareholder redemptions on or after June 27, 2018.

Please contact the undersigned at 513-587-4262 if you have any questions concerning this filing.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Assistant Secretary